Employee Cost - Summary Of Employee Cost (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of other notes [abstract]
Salaries and wages	₨ 30,217	$ 401	₨ 33,657	₨ 29,851
Contributions to provident and other funds	1,735	23	1,803	2,392
Share based payments	727	10	1,176	1,177
JV Employee cost allocation	(5,759)	(77)	(6,406)	(5,883)
Employee Cost	₨ 26,920	$ 357	₨ 30,230	₨ 27,537